Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 486,500,000.00
Previously Paid Amount	67,185.65
Total Fee Amount	67,185.65
Total Offset Amount	0.00
Net Fee	$ 0.00